2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Direct - Full Consolidation	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Exclusive Funds 1
Disclosure of subsidiaries [line items]
Exclusive fund name	Diplic II - Private credit balanced mutual fund	Diplic II - Private credit balanced mutual fund
Interest in exclusive fund	100.00%	100.00%
Core business	Investment fund	Investment fund
Exclusive Funds 2
Disclosure of subsidiaries [line items]
Exclusive fund name	Caixa Vértice - Private credit balanced mutual fund	Caixa Vértice - Private credit balanced mutual fund
Interest in exclusive fund	100.00%	100.00%
Core business	Investment fund	Investment fund
Exclusive Funds 3
Disclosure of subsidiaries [line items]
Exclusive fund name	VR1 – Private Credit balanced mutual fund	VR1 – Private Credit balanced mutual fund
Interest in exclusive fund	100.00%	100.00%
Core business	Investment fund	Investment fund